Schedule of Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current tax payable
Federal
State
Total current tax payable
Deferred tax
Federal			(920,000)	(1,619,000)
State			(94,000)	(165,000)
Total deferred tax			(1,014,000)	(1,784,000)
Less increase in valuation allowance			1,014,000	1,163,000
Total income tax benefit				$ (621,000)